Consolidated Statements of Comprehensive Income $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 TWD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 TWD ($) $ / shares	Dec. 31, 2020 TWD ($) $ / shares
Statement [LineItems]
REVENUES	$ 216,739	$ 7,053	$ 210,478	$ 207,609
OPERATING COSTS	136,717	4,449	135,111	137,029
GROSS PROFIT	80,022	2,604	75,367	70,580
OPERATING EXPENSES
Marketing	22,819	742	20,944	20,913
General and administrative	6,580	214	5,293	5,006
Research and development	3,774	123	3,688	3,850
Expected credit loss	117	4	143	45
Total operating expenses	33,290	1,083	30,068	29,814
OTHER INCOME AND EXPENSES	93	3	(369)	1,595
INCOME FROM OPERATIONS	46,825	1,524	44,930	42,361
NON-OPERATING INCOME AND EXPENSES
Interest income	249	8	95	116
Other income	369	13	378	470
Other gains and losses	(418)	(14)	461	(159)
Interest expense	(263)	(9)	(218)	(206)
Share of profits of associates and joint ventures accounted for using equity method	442	14	421	244
Total non-operating income and expenses	379	12	1,137	465
INCOME BEFORE INCOME TAX	47,204	1,536	46,067	42,826
INCOME TAX EXPENSE	9,335	304	9,020	8,122
NET INCOME	37,869	1,232	37,047	34,704
Items that will not be reclassified to profit or loss:
Remeasurements of defined benefit pension plans	1,154	38	390	1,193
Unrealized gain or loss on investments in equity instruments at fair value through other comprehensive income	(137)	(4)	(1,186)	519
Gain or loss on hedging instruments subject to basis adjustment	21	1	(10)	2
Share of other comprehensive income (loss) of associates and joint ventures	3	0	(4)	(4)
Income tax relating to items that will not be reclassified to profit or loss	(231)	(8)	(78)	(239)
Items that will not be reclassified to profit or loss	810	27	(888)	1,471
Items that may be reclassified subsequently to profit or loss:
Exchange differences arising from the translation of the foreign operations	296	10	(77)	(177)
Share of other comprehensive income (loss) of associates and joint ventures	6	0	(1)	(4)
Income tax relating to items that may be reclassified subsequently	0	0	0	0
Items that may be reclassified subsequently to profit or loss	302	10	(78)	(181)
Total other comprehensive income (loss), net of income tax	1,112	37	(966)	1,290
TOTAL COMPREHENSIVE INCOME	38,981	1,269	36,081	35,994
NET INCOME ATTRIBUTABLE TO
Stockholders of the parent	36,358	1,183	35,616	33,419
Noncontrolling interests	1,511	49	1,431	1,285
NET INCOME	37,869	1,232	37,047	34,704
COMPREHENSIVE INCOME ATTRIBUTABLE TO
Stockholders of the parent	37,450	1,219	34,652	34,713
Noncontrolling interests	1,531	50	1,429	1,281
TOTAL COMPREHENSIVE INCOME	$ 38,981	$ 1,269	$ 36,081	$ 35,994
EARNINGS PER SHARE
Basic | (per share)	$ 4.69	$ 0.15	$ 4.59	$ 4.31
Diluted | (per share)	4.68	0.15	4.59	4.30
American Depositary Shares [Member]
EARNINGS PER SHARE
Basic | (per share)	46.87	1.53	45.91	43.08
Diluted | (per share)	$ 46.81	$ 1.52	$ 45.86	$ 43.03